UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number:  028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ranjan Tandon
Title:    Managing Member
Phone:    (212) 350-5125


Signature, Place and Date of Signing:


   /s/ Ranjan Tandon              New York, NY              November 13, 2007
-----------------------     ------------------------     -----------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         46

Form 13F Information Table Value Total:   $288,699
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No.     Form 13F File Number            Name
        ---     --------------------            ------------------------------
         1.       028-10574                       Libra Associates, LLC

         2.       028-10573                       Libra Fund, L.P.

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2007
COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6     COL 7      COLUMN  8
                                                             MARKET
                                                              VALUE    SHRS OR  SH/ PUT/    INVESTMENT    OTHR    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (X$1,000)  PRN AMT  PRN CALL    DISCRETION    MNRS    SOLE    SHARE NONE
AGNICO EAGLE MINES LTD         COM               008474108    5,104     102,823  SH       Shared-Defined  1,2     102,823
AMERICAN BANK NOTE HOLOGRAPH   COM               024377103   10,241   2,156,000  SH       Shared-Defined  1,2   2,156,000
AMERICAN REPROGRAPHICS CO      COM               029263100    1,572      84,000  SH       Shared-Defined  1,2      84,000
AMERICREDIT CORP               COM               03060R101    2,154     122,500  SH       Shared-Defined  1,2     122,500
BARRICK GOLD CORP              COM               067901108    1,370      34,000  SH       Shared-Defined  1,2      34,000
CIT GROUP INC                  COM               125581108    6,838     170,100  SH       Shared-Defined  1,2     170,100
COTT CORP                      COM               22163N106       80      10,000  SH       Shared-Defined  1,2      10,000
COUNTRYWIDE FINANCIAL CORP     COM               222372104      916      48,200  SH       Shared-Defined  1,2      48,200
DUN & BRADSTREET CORP DEL NE   COM               26483E100   24,319     246,615  SH       Shared-Defined  1,2     246,615
ENDEAVOUR SILVER CORP          COM               29258Y103      278      83,600  SH       Shared-Defined  1,2      83,600
ELDORADO GOLD CORP NEW         COM               284902103    6,179   1,000,000  SH       Shared-Defined  1,2   1,000,000
ENTREE GOLD INC                COM               29383G100    1,391     556,400  SH       Shared-Defined  1,2     556,400
GAMMON GOLD INC                COM               36467T106   34,854   2,917,800  SH       Shared-Defined  1,2   2,917,800
GOLDCORP INC NEW               COM               380956409   23,965     783,371  SH       Shared-Defined  1,2     783,371
GOLDEN STAR RES LTD CDA        COM               38119T104      250      61,800  SH       Shared-Defined  1,2      61,800
GREAT BASIN GOLD LTD           COM               390124105   14,084   4,649,450  SH       Shared-Defined  1,2   4,649,450
HARLEY DAVIDSON INC            COM               412822108    5,587     120,900  SH       Shared-Defined  1,2     120,900
KINROSS GOLD CORP              COM NO PAR        496902404    5,145     343,539  SH       Shared-Defined  1,2     343,539
JAGUAR MNG INC                 COM               47009M103    2,962     332,186  SH       Shared-Defined  1,2     332,186
LIHIR GOLD LTD                 SPONSORED ADR     532349107      418      11,600  SH       Shared-Defined  1,2      11,600
LMS MEDICAL SYSTEMS INC        COM               502089105      797     792,200  SH       Shared-Defined  1,2     792,200
LUNDIN MINING CORP             COM               550372106    8,721     681,966  SH       Shared-Defined  1,2     681,966
MERIDIAN GOLD INC              COM               589975101   17,421     526,400  SH       Shared-Defined  1,2     526,400
METALLICA RES INC              COM               59125J104    4,251     957,700  SH       Shared-Defined  1,2     957,700
MGIV INVT CORP WIS             COM               552848103    3,409     105,500  SH       Shared-Defined  1,2     105,500
MILLENNIUM CELL INC            COM               60038B105       55      88,980  SH       Shared-Defined  1,2      88,980
MINEFINDERS  LTD               COM               602900102   16,445   1,533,000  SH       Shared-Defined  1,2   1,533,000
MINES MGMT CO                  COM               603432105    2,203     602,000  SH       Shared-Defined  1,2     602,000
MIRAMAR MINING CORP            COM               60466E100   13,624   2,798,900  SH       Shared-Defined  1,2   2,798,900
NEVSUN RES LTD                 COM               64156L101    1,794   1,025,600  SH       Shared-Defined  1,2   1,025,600
NEW GOLD INC CDA               COM               644535106    3,796     613,300  SH       Shared-Defined  1,2     613,300
NORTHERN ORION RES INC         COM               665575106   15,698   2,495,830  SH       Shared-Defined  1,2   2,495,830
NORTHERN DYNASTY MINERALS LT   COM NEW           66510M204      279      25,000  SH       Shared-Defined  1,2      25,000
NOVAGOLD RES INC               COM NEW           66987E206    6,233     377,500  SH       Shared-Defined  1,2     377,500
PACIFIC RIM MNG CORP           COM NEW           694915208    4,129   3,591,000  SH       Shared-Defined  1,2   3,591,000
PARAMOUNT GOLD & SILVER CORP   COM               69924P102    5,905   2,381,000  SH       Shared-Defined  1,2   2,381,000
PMI GROUP INC                  COM               69344M101    2,269      69,400  SH       Shared-Defined  1,2      69,400
RENT A CTR INC NEW             COM               76009N100      370      20,400  SH       Shared-Defined  1,2      20,400
SOCIEDAD QUIMICA MINERAL DE C  SPON ADR SER B    833635105      864       5,000  SH       Shared-Defined  1,2       5,000
ST JOE CO                      COM               790148100    1,042      31,000  SH       Shared-Defined  1,2      31,000
TASEKO MINES LTD               COM               876511106      196      37,400  SH       Shared-Defined  1,2      37,400
TESCO CORP                     COM               88157K101   10,979     408,150  SH       Shared-Defined  1,2     408,150
TWEEN BRANDS INC               COM               901166108    5,238     159,500  SH       Shared-Defined  1,2     159,500
AGNICO EAGLE MINES LTD         *W EXP 11/07/200  008474132      384      12,500  SH       Shared-Defined  1,2      12,500
GOLDCORP INC NEW               *W EXP 06/09/201  380956177      698      57,000  SH       Shared-Defined  1,2      57,000
YAMANA GOLD INC                COM               98462Y100   14,192   1,200,189  SH       Shared-Defined  1,2   1,200,189



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